Union Contracts (Details) - employees	Mar. 31, 2016	Dec. 31, 2015
Concentration Of Risk [Line Items]
Entity Number of Employees		8,500
Coshocton, OH Works [Member]
Concentration Of Risk [Line Items]
Entity Number of Employees	325
Butler Works [Member]
Concentration Of Risk [Line Items]
Entity Number of Employees	1,235
Dearborn Works [Member]
Concentration Of Risk [Line Items]
Entity Number of Employees	1,165
Mansfield OH Works [Member]
Concentration Of Risk [Line Items]
Entity Number of Employees	300